Goodwill and IPR&D - Additional Information (Detail) - USD ($)		9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Feb. 27, 2014
Goodwill And Intangible Assets [Line Items]
Qualitative assessment of goodwill, impairment charge			A quantitative assessment of goodwill utilizes a two-step approach. We first compared our carrying value, including goodwill, to our estimated fair value. If the carrying value had exceeded the estimated fair value, we would have performed Step 2 to measure the amount of any impairment charge. As the carrying value did not exceed estimated fair value, we did not perform Step 2 and concluded that no impairment charge for goodwill is required.
Impairment of IPR&D	$ 0
Estimated fair value of IPR&D					$ 2,000,000
Acquired IPR&D carrying value			$ 2,500,000	$ 8,549,000
Aires [Member] | AIR001 [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of IPR&D		$ 0
Estimated fair value of IPR&D			2,000,000	2,000,000
SynthRx [Member] | Vepoloxamer [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of IPR&D		$ 0	6,000,000
Estimated fair value of IPR&D			500,000	6,549,000
Acquired IPR&D carrying value			$ 500,000	$ 6,500,000